Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$130,426,079.10	$19,583,613.36	$110,842,465.74	0.233353	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$269,806,079.10	$19,583,613.36	$250,222,465.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$295,552,450.47	$274,214,044.62	0.183330
YSOC Amount	$22,355,169.99	$20,600,377.50
Adjusted Pool Balance	$273,197,280.48	$253,613,667.12
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$130,426,079.10	4.87000%	30/360	$529,312.50
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$269,806,079.10			$1,110,323.50

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$295,552,450.47	$274,214,044.62
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$273,197,280.48	$253,613,667.12
Number of Receivables Outstanding	29,709	28,688
Weighted Average Contract Rate	3.98%	3.99%
Weighted Average Remaining Term (months)	24.5	23.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$919,002.71
Principal Collections	$21,156,890.34
Liquidation Proceeds	$194,357.62
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,270,250.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,270,250.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$246,293.71	$246,293.71	$—	$—	$22,023,956.96
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,023,956.96
Interest - Class A-2 Notes	$—	$—	$—	$—	$22,023,956.96
Interest - Class A-3 Notes	$529,312.50	$529,312.50	$—	$—	$21,494,644.46
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$21,103,134.46
First Allocation of Principal	$—	$—	$—	$—	$21,103,134.46
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$21,045,843.46
Second Allocation of Principal	$—	$—	$—	$—	$21,045,843.46
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$20,985,275.46
Third Allocation of Principal	$2,632,411.98	$2,632,411.98	$—	$—	$18,352,863.48
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,281,221.48
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,721,221.48
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,721,221.48
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,330,020.10
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,330,020.10
Remaining Funds to Certificates	$1,330,020.10	$1,330,020.10	$—	$—	$—
Total	$22,270,250.67	$22,270,250.67	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,355,169.99
Increase/(Decrease)	$(1,754,792.49)
Ending YSOC Amount	$20,600,377.50

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$273,197,280.48	$253,613,667.12
Note Balance	$269,806,079.10	$250,222,465.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	15	$176,040.51
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	182	$194,357.62
Monthly Net Losses (Liquidation Proceeds)			$(18,317.11)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.23)%
Second Preceding Collection Period			0.14%
Preceding Collection Period			(0.08)%
Current Collection Period			(0.08)%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$4,619,916.01
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.46%	94	$1,253,152.94
60-89 Days Delinquent	0.20%	34	$555,899.63
90-119 Days Delinquent	0.04%	9	$119,364.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.70%	137	$1,928,416.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$138,741.33
Total Repossessed Inventory		15	$232,366.70

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		43	$675,263.75
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.20%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.17%	37	0.13%